Summary of Significant Accounting Policies - Additional Information (Detail) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Significant Accounting Policies [Line Items]
Cash and cash equivalents, maximum original maturities of highly liquid investments	three months or less
Depreciation	¥ 31,511	¥ 32,981	¥ 29,185
Advertising costs	228	246	156
Minimum percentage of likelihood of tax benefits being realized upon settlement in measurement of benefits from tax positions that meet the more-likely-than-not recognition threshold	50.00%
Change in Accounting Method Accounted for as Change in Estimate
Significant Accounting Policies [Line Items]
Increase in Income from continuing operations before income taxes due to change in depreciation method	1,241
Increase in Income from continuing operations due to change in depreciation method	¥ 813
Increase in earning per share due to change in depreciation method	¥ 5.92
Patent rights
Significant Accounting Policies [Line Items]
Weighted average amortization period (in years)	9
Proprietary technology
Significant Accounting Policies [Line Items]
Weighted average amortization period (in years)	11
Customer relationships
Significant Accounting Policies [Line Items]
Weighted average amortization period (in years)	19
Software
Significant Accounting Policies [Line Items]
Weighted average amortization period (in years)	5
Spindle motor factories
Significant Accounting Policies [Line Items]
Property, plant and equipment, minimum estimated useful life (in years)	10
Property, plant and equipment, maximum estimated useful life (in years)	20
Other products factories
Significant Accounting Policies [Line Items]
Property, plant and equipment, minimum estimated useful life (in years)	7
Property, plant and equipment, maximum estimated useful life (in years)	47
Head office and sales offices
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful life (in years)	50
Leasehold Improvements
Significant Accounting Policies [Line Items]
Property, plant and equipment, minimum estimated useful life (in years)	3
Property, plant and equipment, maximum estimated useful life (in years)	18
Machinery and Equipment
Significant Accounting Policies [Line Items]
Property, plant and equipment, minimum estimated useful life (in years)	2
Property, plant and equipment, maximum estimated useful life (in years)	15